UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number:	811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia	24501
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

Copy to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: January 31

Date of reporting period: July 31, 2010

Item 1. Reports to Shareholders.

API EFFICIENT FRONTIER CAPITAL INCOME FUND

API EFFICIENT FRONTIER GROWTH FUND

API EFFICIENT FRONTIER INCOME FUND

API EFFICIENT FRONTIER MULTIPLE INDEX FUND

API EFFICIENT FRONTIER VALUE FUND

API MASTER ALLOCATION FUND

SEMI-ANNUAL REPORT DATED JULY 31, 2010

CONTENTS

Letter to Shareholders	1-2

Financial Statements

Schedule of Investments
Capital Income Fund	3-5
Growth Fund	6-9
Income Fund	10-13
Multiple Index Fund	14-16
Value Fund	17-19
Master Allocation Fund	20-21

Statements of Assets and Liabilities	22

Statements of Operations	23

Statements of Changes in Net Assets	24

Financial Highlights
Capital Income Fund	26-28
Growth Fund	29-30
Income Fund	31-33
Multiple Index Fund	34-35
Value Fund	36-37
Master Allocation Fund	38-39

Notes to Financial Statements	40-49

Expense Examples	50

Approval of Investment Advisory Agreements	52

Other Information	53

Dear Fellow Shareholders,

First, we would like to welcome the many new shareholders who have joined us during the semi-annual period ended July 31, 2010. The API Efficient Frontier Income Fund led our fund family with assets growing from $43 million to $62.5 million, a 45% increase, during the reporting period. Diversification of income securities continues to be our absolute mission for this fund.

Equity markets made a volatile start in 2010 with the S&P 500 losing ground in January and February before rebounding in March and April. High-beta sectors experienced increased volatility and the US dollar (USD) staged a rally after weakening for much of the past year. We now find ourselves at another crossroads as investors try to determine whether positive fundamentals in some sectors can offset high levels of government debt and the inevitable need to contain spending.

Early in 2010, investors began to question the sustainability of government support for the recovery. The banking crisis, which began in the US three years ago, has become a sovereign debt crisis. Governments found that they could cushion the worst effects of the banking crisis by allowing their borrowing to increase. This strategy, however, works only to a certain point. There are limits to Keynesian economics. As budget deficits rise to the highest levels ever seen during peace time, markets have begun to question sustainability of government support. Nowhere has the issue been more acute than in the Eurozone, where debt problems in the peripheral countries are raising doubts about the viability of their single currency.

Von Mises, a well-known and often quoted Austrian economist, warned that one cannot make all people truly wealthier by printing money. Whenever the price of a security is influenced by an insider trade, we are on dangerous ground. This is true whether the “insider” is a government or individual. Government Bond yields are being partially supported by direct central bank purchases, risky bank debt has found guarantors in the form of state governments, and exchange rate pegs are being blindly adhered to despite major imbalances. If the price of money in the open market becomes dislocated to reality, the readjustment back to the real world value will be that much more painful when it does occur.

The Federal Reserve deserves the benefit of the doubt as these times are unlike any other. Today the bond and stock markets tend to tell different stories. Low absolute rates and the beginnings of a bull flattening trend suggests that the deflationary story is taking a greater hold on investor psyche, yet an improved corporate profit picture provided the wind in the stock market’s sails in July.

Over the past twelve months, GDP has expanded at an average rate of about 3.14% which is close to the mean historical growth rate (mean = 3.20%) experienced since World War II. While this pace of expansion may be considered respectable under normal conditions, it is quite disappointing during recovery phases which are usually characterized by above average growth rates. For instance, over the past 50 years GDP growth has been quite strong during the first year following a recession with an average growth rate of 5.40%. Such robust growth has allowed GDP to return to its prerecession levels on average at about 1.5 years following the start of a recession. Currently, 2.7 years have elapsed since the beginning of the 2007 recession and our hope is that the next reporting period we will see a brighter future.

The continued market volatility created some of the best buying opportunities in decades, as our Funds acquired strong companies at significant discounts to their long term earning capabilities. The opportunities from depressed market sectors that offer attractive risk-adjusted securities continue to be numerous.

OUTLOOK

We believe the stock market has the potential to produce positive returns over the next twelve months, although overall gains may be modest and interrupted by periodic reversals. Corporate cost-cutting programs have been responsible for most of the earnings growth that has occurred up until now. We believe the economy has stabilized, setting the stage for revenue improvements that can drive future profit growth. However, improved earnings also can trigger talk of higher interest rates, which, in turn, could restrain overall market performance.

The markets tend to move well ahead of actual economic recovery. We certainly believe this to be a case as the market has recovered roughly half of its great loss in less than a year. We are seeing slow signs of recovery in many sectors from financials to housing even the battered bond markets have stabilized and rebounded. We believe the efforts of governments and corporate managers will be vigilant not to repeat the events that created this dire episode of this world economic history in the future. The lessons continue to reinforce our belief that our primary focus should be thoughtful recovery. This historic “Great Recession” should certainly have taught us a lesson that we hopefully won’t forget in our lifetime or the lifetimes of our children.

As always, we thank you for your support and welcome your comments.

Sincerely,

David D. Basten
President
Chief Investment Officer
Portfolio Manager

API CAPITAL INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at July 31, 2010 (as a percentage of total investments).

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value
Emerging Markets Debt — 0.8%
iShares JPMorgan USD Emerging Markets Bond	1,500	$161,850

Emerging Markets Growth — 0.7%
iShares MSCI Emerging Markets Eastern Europe Index	5,500	146,301

Emerging Markets Value — 0.8%
WisdomTree Emerging Markets Small Cap Dividend	3,500	157,290

Europe Large Cap Stocks — 3.1%
ABB Ltd.*	8,700	175,566
Siemens AG ADR	3,000	292,170
Veolia Environnement SA	5,500	146,300

		614,036

Global Large Cap Stocks — 7.9%
Canadian National Railway Company	2,900	182,613
Cenovus Energy, Inc.	6,800	191,760
Diageo Plc ADR	3,000	209,640
EnCana Corp.	6,500	198,445
Manulife Financial Corporation	8,000	127,280
Royal Bank of Canada	3,500	182,945
Sanofi-Aventis ADR	5,000	145,700
Toronto-Dominion Bank	2,000	142,380
TransCanada Corp.	6,000	212,100

		1,592,863

Global Small Cap Stocks — 2.0%
Herbalife Ltd.	4,200	208,488
Methanex Corp.	9,000	201,870

		410,358

International Large Cap Stocks — 3.0%
Bank of Montreal	3,000	183,180
Potash Corp. of Saskatchewan, Inc.	2,000	209,740
P T Telekomunikasi Indonesia ADR	5,500	206,470

		599,390

International Market Indexes — 0.8%
iShares MSCI Singapore Index	13,000	160,030

International Mid Cap Stocks — 1.0%
Canadian Imperial Bank of Commerce	3,000	206,130

International Small Cap Stocks — 1.4%
Argo Group International Holdings Ltd.	4,500	140,130
Fibria Celulose SA ADR	8,500	133,450

		273,580

Japan Small Cap Stocks — 1.1%
WisdomTree Japan SmallCap Dividend	5,500	219,890

	Shares	Value
Latin America Large Cap Stocks — 7.3%
Banco Bradesco SA ADR	12,650	$235,670
Companhia de Bebidas Das Americas ADR	2,000	218,440
Companhia Siderurgica Nacional ADR	8,800	147,752
Empresa Nacional de Electricidad SA ADR	4,300	213,065
Gerdau SA ADR	10,900	159,576
Itau Unibanco Banco Multiplo SA ADR	6,930	155,163
Sociedad Quimica Minera de Chile ADR	5,500	208,945
Vale SA ADR	4,600	127,880

		1,466,491

Latin America Mid Cap Stocks — 0.8%
Tele Norte Leste Participacoes SA ADR	10,800	158,004

Latin America Small Cap Stocks — 0.9%
Cresud, Inc. ADR	14,500	186,035

Pacific/Asia Large Cap Stocks — 2.6%
iShares MSCI Taiwan	14,000	174,020
Philippine Long Distance Telephone	3,000	161,100
Yanzhou Coal Mining Co. Ltd. ADR	8,300	179,280

		514,400

Pacific/Asia Market Indexes — 0.9%
iShares MSCI Pacific Ex-Japan	4,500	180,135

Scandinavia Large Cap Stocks — 0.9%
Statoil ASA ADR	9,000	182,970

U.S. Corporate Bonds — 3.1%
Delaware Enhanced Global Dividend & Income Fund	16,000	193,280
First Trust/Aberdeen Emerging Opportunity Fund	7,200	146,808
Lazard World Dividend & Income Fund, Inc.	11,800	132,160
Nuveen Diversified Dividend & Income Fund	13,500	139,185

		611,433

U.S. Government Bonds & Notes — 1.1%
America First Tax Exempt Investors LP	38,000	212,040

U.S. Large Cap Stocks — 20.1%
Bank of New York Mellon Corp.	8,600	215,602
Blackrock, Inc.	1,000	157,490
Bristol-Myers Squibb Company	8,500	211,820
Capital One Financial Corp.	4,300	182,019
Caterpillar, Inc.	3,000	209,250
Charles Schwab Corp.	10,500	155,295
CME Group, Inc.	600	167,280
Coca Cola Co.	4,000	220,440
Colgate-Palmolive Co.	2,000	157,960
Deere & Co.	3,000	200,040
Freeport-McMoRan Copper & Gold, Inc.	2,300	164,542

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Goldman Sachs Group, Inc.	1,300	$196,066
Honeywell International, Inc.	3,500	150,010
McDonald’s Corp.	3,000	209,190
Merck & Co., Inc.	7,000	241,220
Northern Trust Corp.	3,000	140,970
Pacaar, Inc.	4,000	183,280
PNC Financial Services Group, Inc.	4,500	267,255
State Street Corp.	5,500	214,060
U. S. Bancorp	9,500	227,050
Wells Fargo & Company	6,000	166,380

		4,037,219

U.S. Micro Cap Stocks — 2.5%
TrustCo Bank Corp. NY	31,000	180,420
Windstream Corp.	28,952	330,053

		510,473

U.S. Mid Cap Stocks — 20.5%
AGL Resources, Inc.	5,500	209,000
Arthur J. Gallagher & Co.	5,800	147,436
Avery Dennison Corp.	4,100	146,985
Chevron Corp.	2,300	175,283
Cincinnati Financial Corp.	7,000	192,850
Comerica, Inc.	5,000	191,800
Discover Financial Services	14,000	213,780
DTE Energy Co.	5,000	230,800
Eastman Chemical Co.	4,000	250,560
Enbridge Energy Partners LP	3,500	189,910
Federated Investors, Inc.	10,000	212,200
Fortune Brands, Inc.	3,500	153,580
M & T Bank Corp.	3,500	305,690
Microchip Technology, Inc.	7,500	228,375
Molex, Inc.	10,000	197,100
NYSE Euronext, Inc.	6,000	173,820
Pinnacle West Capital Corp.	4,700	179,023
Pitney Bowes, Inc.	8,000	195,280
ProLogis	14,000	152,040
Reliance Steel & Aluminum Co.	4,700	184,615
SCANA Corp.	5,000	191,550

		4,121,677

U.S. Small Cap Stocks — 14.5%
ALLETE, Inc.	5,500	198,330
Ares Capital Corp.	14,000	196,140
Extra Space Storage, Inc.	16,000	248,160
FirstMerit Corp.	8,500	167,535
First Niagara Financial Group, Inc.	19,400	260,154
Home Properties, Inc.	4,000	198,680
IdaCorp., Inc.	5,500	193,710
Janus Capital Group, Inc.	12,000	125,760

	Shares	Value
Laclede Group, Inc.	6,000	$209,640
National Health Investors, Inc.	5,000	188,250
Omega Healthcare Investors, Inc.	10,000	219,800
Park National Corp.	3,000	201,240
Raymond James Financial, Inc.	5,000	133,400
TCF Financial Corp.	12,000	190,080
Umpqua Holdings Corp.	15,000	187,950

		2,918,829

Total Investments — 97.8% (cost $16,300,161)		19,641,424
Other Assets in Excess of Liabilities — 2.2%		440,171

Net Assets — 100.0%		$20,081,595

Costfor federal income tax purposes $16,300,161.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$3,922,015
Excess of tax cost over value	580,752

Net Appreciation	$3,341,263

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at July 31, 2010 (as a percentage of total investments).

API GROWTH FUND

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value
Emerging Markets Growth — 1.4%
iShares MSCI — South Africa	6,000	$363,900
Sasol Ltd. ADR	3,500	138,740

		502,640

Emerging Markets Value — 2.1%
Claymore ETF BNY BRIC	9,000	371,340
Vanguard Emerging Markets ETF	9,000	376,830

		748,170

Europe Large Cap Stocks — 2.2%
Nestle SA ADR	2,900	143,115
Roche Holding, Ltd. ADR	6,000	195,300
Siemens AG ADR	1,800	175,302
Telefonica SA ADR	2,000	136,880
Tenaris SA ADR	3,900	156,195

		806,792

Global Large Cap Stocks — 1.9%
Accenture plc	3,600	142,704
SAP AG ADS	4,000	183,480
Talisman Energy, Inc.	11,000	188,540
Unilever plc	6,000	171,780

		686,504

Global Mid Cap Stocks — 0.9%
Delhaize Group ADR	2,000	148,860
Lululemon Athletica, Inc.*	4,000	165,920

		314,780

International Large Cap Stocks — 4.2%
Agrium, Inc.	6,000	378,000
Brookfield Asset Management, Inc.	6,000	150,540
Infosys Technologies Ltd.	3,500	211,680
Manulife Financial Corp.	20,000	318,200
POSCO ADR	1,500	156,015
Syngenta AG ADS	3,000	132,390
Teva Pharmaceutical Industries, Ltd.	3,500	170,975

		1,517,800

International Mid Cap Stocks — 1.2%
Millicom International Cellular SA	2,000	186,440
Petrobank Energy and Resources Ltd.*	5,500	232,925

		419,365

International Small Cap Stocks — 1.3%
Aurizon Mines Ltd.*	32,000	158,400
iShares FTSE Developed Small Cap (ex North America) Index Fund	10,000	327,800

		486,200

Japan Small Cap Stocks — 0.7%
WisdomTree Japan SmallCap Dividend Fund	6,000	239,880

	Shares	Value
Latin America Large Cap Stocks — 4.6%
America Movil S.A.B. de C.V. ADR	5,500	$272,855
BanColombia SA ADR	6,000	351,780
Ecopetrol SA ADR	10,000	341,200
Enersis SA ADR	12,000	248,880
Fomento Economico Mexicano S.A.B. de C.V. ADR	3,200	155,776
Grupo Televisa SA ADR	9,500	180,500
Telefonos de Mexico S.A.B. de C.V. ADR	8,000	115,600

		1,666,591

Latin America Mid Cap Stocks — 2.4%
Banco Santander — Chile ADR	2,500	207,525
Embraer-Empresa Brasileira de Aeronautica SA ADR	9,500	250,515
Gafisa SA ADR	16,000	242,240
Sociedad Quimica Minera de Chile ADR	4,000	151,960

		852,240

Pacific/Asia Large Cap Stocks — 3.8%
BHP Billiton Ltd. ADR	2,800	202,244
China Life Insurance Co. Ltd. ADR	5,000	335,850
China Unicom Hong Kong Ltd. ADR	20,000	272,800
CNOOC, Ltd. ADR	1,200	202,104
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	34,672	350,187

		1,363,185

Pacific/Asia Market Indexes — 3.1%
Claymore/AlphaShares China Small Cap	16,000	426,560
iShares FTSE/Xinhua China 25 Index Fund	8,800	363,440
iShares MSCI — Taiwan	27,000	335,610

		1,125,610

Pacific/Asia Mid Cap Stocks — 2.7%
Mindray Medical International Ltd.	7,000	216,580
New Oriental Education & Technology Group, Inc.*	2,250	220,050
Sims Metal Management Limited ADR	13,000	208,260
Sinopec Shanghai Petrochemical Co., Ltd.	9,000	351,450

		996,340

Scandinavia Large Cap Stocks — 0.5%
Novo Nordisk A/S ADR	2,000	172,060

Scandinavia Mid Cap Stocks — 0.5%
Autoliv, Inc.	3,500	201,040

United Kingdom Large Cap Stocks — 0.6%
GlaxoSmithKline PLC ADR	6,000	211,020

United Kingdom Mid Cap Stocks — 0.5%
Icon Plc ADR*	8,000	188,800

API GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
U.S. Large Cap Stocks — 10.8%
Amazon.com, Inc.	1,400	$165,046
Amdocs Ltd.*	7,000	191,310
Apple, Inc.*	1,200	308,700
CA Inc.	13,800	269,928
Cisco Systems, Inc.*	7,200	166,104
Dell, Inc.*	10,300	136,372
Diamond Offshore Drilling, Inc.	2,000	118,980
eBay, Inc.*	7,000	146,370
Franklin Resources, Inc.	3,000	301,740
Hewlett-Packard Company	3,700	170,348
Intel Corporation	8,400	173,040
L-3 Communications Holdings, Inc.	2,000	146,080
Medco Health Solutions, Inc.*	5,000	240,000
Microsoft Corporation	5,600	144,536
Oracle Corp.	7,700	182,028
Precision Castparts Corp.	1,500	183,285
Praxair, Inc.	2,500	217,050
QUALCOMM, Inc.	3,500	133,280
Southern Copper Corp.	10,000	314,100
Thomson Reuters Corp.	5,500	205,920

		3,914,217

U.S. Market Indexes — 0.5%
iShares S&P India Nifty 50 Index Fund	7,500	198,525

U.S. Micro Cap Stocks — 10.1%
ACCO Brands Corp.*	20,500	121,360
Actuate Corp.*	30,000	142,800
AeroCentury Corp.*	10,000	199,800
Asta Funding, Inc.*	28,000	253,400
Aviat Networks, Inc.*	51,000	206,040
AZZ, inc.	9,000	391,770
DXP Enterprises, Inc.*	19,000	390,070
IMAX Corp.*	14,000	216,580
Interline Brands, Inc.*	14,500	262,305
OYO Geospace Corp.*	4,000	214,080
Palomar Medical Technologies, Inc.*	17,500	195,300
Smith Micro Software, Inc.*	27,000	265,410
Supertex, Inc.*	7,700	199,738
UFP Technologies, Inc.*	22,000	204,160
U.S. Ecology, Inc.	13,000	192,270
Walter Investment Management Corp.	10,999	189,953

		3,645,036

U.S. Mid Cap Stocks — 17.5%
Alliant Techsystems, Inc.*	3,500	235,060
Ansys, Inc.*	4,500	202,275
CF Industries Holdings, Inc.	2,400	194,856
Cliffs Natural Resources, Inc.	8,000	452,560

	Shares	Value
Concur Technologies, Inc.*	5,000	$231,400
CONSOL Energy, Inc.	4,000	149,920
Factset Research Systems, Inc.	2,000	150,000
Flowserve Corp.	2,400	237,984
FMC Corp.	5,800	362,442
FMC Technologies, Inc.*	3,000	189,840
Greenhill & Co., Inc.	2,300	156,515
Harris Corp.	6,600	293,898
Intrepid Potash, Inc.*	5,200	125,840
Laboratory Corporation of America Holdings, Inc.*	2,500	182,450
LKQ Corp.	14,500	286,810
Macy’s, Inc.	14,000	261,100
Micros Systems, Inc.*	9,000	322,020
Nalco Holding Co.	7,500	182,925
Netflix, Inc.*	4,000	410,200
Nuance Communications, Inc.*	11,000	181,610
Pride International, Inc.*	6,000	142,740
SEI Investments Co.	15,900	304,962
Spirit AeroSystems Holdings, Inc.*	15,000	305,250
SPX Corp.	5,000	297,800
Tellabs, Inc.	24,000	167,520
Waste Connnections, Inc.*	7,700	293,909

		6,321,886

U.S. Small Cap Stocks — 23.8%
Bio-Rad Laboratories, Inc.*	1,400	124,320
Cabela’s, Inc.*	16,000	249,440
Cal Dive International, Inc.*	24,000	142,080
Complete Production Services, Inc.*	12,000	231,000
Curtiss-Wright Corp.	4,600	139,334
Fortinet, Inc.*	9,000	162,090
Gymboree Corp.*	4,800	207,840
Hexcel Corp.*	25,000	467,250
Hubbell, Inc. Class B	2,800	132,132
ICU Medical, Inc.*	6,000	223,260
Jones Lang LaSalle, Inc.	3,700	286,602
Landstar Systems, Inc.	4,300	174,322
Littlefuse, Inc.*	5,000	178,050
Lubrizol Corp.	2,900	271,121
Mednax Services, Inc.*	4,800	226,320
National Presto Industries, Inc.	1,400	142,786
NCR Corp.*	18,000	246,600
NewMarket Corp.	1,500	160,785
Orbital Sciences Corp.*	16,100	235,704
Pegasystems, Inc.	4,000	123,040
Panera Bread Co.*	3,500	273,735
Parametric Technology Group	16,000	287,040
Parexel International Corp.*	16,000	328,480

API GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Park Electrochemical Corp.	5,200	$142,688
ProAssurance Corporation*	2,900	172,579
Quality Systems, Inc.	3,000	164,760
St. Mary Land & Exploration Co.	6,600	273,372
Teledyne Technologies, Inc.*	6,300	258,489
Thomas & Betts Corp.*	3,700	146,668
Toro Co.	4,900	255,045
Towers Watson & Co.	3,700	164,687
Tractor Supply Company	4,100	284,991
Triumph Group, Inc.	5,000	379,500
WABCO Holdings, Inc.*	7,000	270,760
Wabtec Corp.	5,000	223,050
Walter Energy, Inc.	4,000	285,200
WMS Industries, Inc.*	6,600	254,166
Woodward Governor, Inc.	11,000	332,640

		8,621,926

Total Investments — 97.3% (cost $26,258,300)		35,200,607
Other Assets in Excess of Liabilities — 2.7%		959,125

Net Assets — 100.0%		$36,159,732

Costfor federal income tax purposes $26,258,300.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$9,696,907
Excess of tax cost over value	754,600

Net Appreciation	$8,942,307

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at July 31, 2010 (as a percentage of total investments).

API INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Principal/ Shares	Value
Emerging Markets Debt — 2.9%
AllianceBernstein Global High Income Fund, Inc.	16,000	$232,000
iShares JPMorgan USD Emerging Markets Bond	8,000	863,200
Western Asset Emerging Markets Debt Fund, Inc.	23,949	439,225
Western Asset Worldwide Income Fund, Inc.	20,000	263,400

		1,797,825

Emerging Markets Growth — 0.2%
Direxion Daily Developed Markets Bear 3X Shares*	4,500	60,030
Direxion Daily Emerging Markets Bear 3X Shares*	1,500	53,385

		113,415

Global Corporate Bonds — 10.9%
Advent/Claymore Enhanced Growth & Income Fund	35,000	388,150
BlackRock Credit Allocation Income Trust II, Inc.	29,000	293,190
Wells Fargo Advantage Multi-Sector Income Fund	28,500	438,615
First Trust/Aberdeen Global Opportunity Income Fund	38,500	652,960
Helios Multi-Sector High Income Fund	54,000	266,760
Helios Strategic Income Fund, Inc.	40,000	217,200
Highland Credit Strategies Fund	56,000	414,960
ING Clarion Global Real Estate Income Fund	62,000	433,380
Invesco Van Kampen Dynamic Credit Opportunities Fund	33,500	399,990
Managed High Yield Plus Fund, Inc.	350,000	826,000
Nuveen Multi-Strategy Income and Growth Fund 2	30,000	248,400
PIMCO Global StocksPLUS & Income Fund	30,000	595,500
Western Asset Global High Income Fund, Inc.	58,000	694,840
Western Asset High Income Fund II, Inc.	49,500	478,665
Western Asset Managed High Income Fund, Inc.	78,200	491,878

		6,840,488

Global Government Bonds — 1.5%
Nuveen Multi-Currency Short Term Government Income	18,000	255,240
Western Asset Global Partners Income Fund, Inc.	56,500	692,125

		947,365

Global Large Cap Stocks — 0.4%
Eaton Vance Tax-Advantaged Global Dividend Income Fund	20,000	263,800

	Principal/ Shares	Value
Global Market Indexes — 0.5%
Direxion Daily Latin America Bear 3X Shares*	2,000	$75,640
Guggenheim Enhanced Equity Fund	28,000	228,200

		303,840

International Corporate Bonds — 0.4%
DWS Multi-Market Income Trust	28,200	266,208

International Large Cap Stocks — 0.5%
Nicholas-Applegate International & Premium Strategy Fund	24,000	328,800

International Market Indexes — 0.9%
WisdomTree International Real Estate	21,000	545,790

Latin America Market Indexes — 0.2%
Direxion Daily Latin America Bear 3X Shares*	2,000	62,320
ProShares UltraShort MSCI Brazil*	3,000	63,090

		125,410

Pacific/Asia Market Indexes — 0.2%
Direxion Daily China Bear 3X Shares*	2,200	61,842
ProShares UltraShort MSCI Pacific Ex-Japan*	3,000	49,500

		111,342

U.S. Corporate Bonds — 60.0%
Advent/Claymore Global Convertible Securities & Income Fund	72,000	639,360
American Income Fund, Inc.	46,400	390,224
American Select Portfolio, Inc.	34,000	418,540
American Strategic Income Portfolio, Inc.	16,000	213,280
American Strategic Income Portfolio, Inc. II	65,000	692,900
American Strategic Income Portfolio, Inc. III	38,000	348,840
Bank of America Corp., 0.0%, due 4/8/2030	$600,000	570,000
Barclays Bank Plc, 0.0%, due 2/26/2030	$500,000	475,000
BlackRock Corporate High Yield Fund, Inc.	36,500	252,580
BlackRock Corporate High Yield Fund III, Inc.	92,000	636,640
BlackRock Corporate High Yield Fund VI, Inc.	72,500	832,300
BlackRock Credit Allocation Income Trust IV	27,500	343,475
BlackRock Debt Strategies Fund, Inc.	146,000	567,940
BlackRock Global Opportunities Equity Trust	31,392	562,545
BlackRock High Income Shares	110,000	225,500
BlackRock Kelso Capital Corporation	21,000	224,070
BlackRock Preferred Opportunity Trust	21,000	225,960
Calamos Strategic Total Return Fund	37,000	309,320
Chartwell Dividend & Income Fund, Inc.	173,000	714,490
Claymore/Guggenheim Strategic Opportunities Fund	12,000	219,000
Credit Suisse Asset Management Income Fund, Inc.	135,000	498,150

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Credit Suisse High Yield Bond Fund, Inc.	166,000	$512,940
Dreyfus High Yield Strategies Fund	310,000	1,345,400
Eaton Vance Limited Duration Income Fund	28,982	467,769
Flaherty & Crumrine/Claymore Total Return Fund, Inc.	20,000	348,800
First Trust Strategic High Income Fund II	168,000	774,480
First Trust Strategic High Income Fund III	52,000	218,920
Helios Advantage Income Fund, Inc.	30,000	210,000
Helios High Income Fund, Inc.	30,000	215,400
Invesco Van Kampen High Income Trust II	18,000	308,880
iShares iBoxx $ High Yield Corporate Bond	37,000	3,278,940
iShares iBoxx $ Investment Grade Corporate Bond	13,000	1,433,900
John Hancock Patriot Premium Dividend Fund II	21,000	230,370
John Hancock Preferred Income Fund	12,000	226,560
John Hancock Preferred Income Fund III	14,000	236,460
MFS Intermediate High Income Fund	80,000	228,000
Morgan Stanley, 8.375%, due 4/25/2023	$1,000,000	968,800
Morgan Stanley, 0.0%, due 2/26/2025	$500,000	455,000
Morgan Stanley High Yield Fund, Inc.	32,000	194,560
Neuberger Berman High Yield Strategies Fund	14,200	194,540
Neuberger Berman Income Opportunity Fund, Inc.	77,000	585,970
Nicholas-Applegate Convertible & Income Fund	18,500	181,855
Nicholas-Applegate Convertible & Income Fund II	98,000	882,980
Nuveen Diversified Dividend & Income Fund	21,000	216,510
Nuveen Multi-Strategy Income & Growth Fund	47,000	368,950
Nuveen Quality Preferred Income Fund	31,000	236,530
Nuveen Quality Preferred Income Fund 2	29,000	233,160
Pacholder High Yield Fund, Inc.	60,000	507,000
PIMCO Corporate Opportunity Fund	16,500	283,305
PIMCO High Income Fund	64,000	819,840
PIMCO Income Opportunity Fund	11,000	279,510
Pioneer Diversified High Income Trust	25,200	506,520
Pioneer High Income Trust	36,000	572,040
PowerShares Financial Preferred	141,000	2,436,480
PowerShares High Yield Corporate Bond	128,000	2,312,960
Putnam Master Intermediate Income Trust	69,000	438,840
Putnam Premier Income Trust	114,000	760,380
SPDR Barclays Capital High Yield Bond	97,000	3,824,710
Wells Fargo Advantage Global Dividend Opportunity Fund	30,000	285,000

	Principal/ Shares	Value
Wells Fargo Advantage Income Opportunities Fund	38,000	$374,300
Western Asset High Income Opportunity Fund, Inc.	33,000	207,240

		37,523,913

U.S. Government Bonds & Notes — 0.3%
PIMCO Strategic Global Government Fund, Inc.	18,000	206,280

U.S. Large Cap Stocks — 0.3%
BlackRock Enhanced Capital and Income Fund	13,000	185,770

U.S. Market Indexes — 1.1%
Direxion Daily Semiconductor Bear 3X Shares*	2,300	71,990
iPath S&P 500 VIX Short-Term Futures ETN*	3,000	67,710
PowerShares Dynamic Utilities	36,000	533,160

		672,860

U.S. Micro Cap Stocks — 2.2%
Alaska Communications Systems Group, Inc.	38,500	356,510
Global Partners LP	6,600	165,792
Great Northern Iron Ore Properties	3,500	344,400
Hugoton Royalty Trust	17,000	356,150
MarkWest Energy Partners LP	4,500	156,690

		1,379,542

U.S. Municipal Bonds — 0.3%
Grand Prairie Texas Independent School District, 0.0%, due 8/15/2038	$1,000,000	157,720

U.S. REIT’s — 15.8%
Annaly Capital Management, Inc.	197,000	3,427,800
Capstead Mortgage Corp.	183,000	2,141,100
Chimera Investment Corp.	423,000	1,637,010
Direxion Daily Real Estate Bear 3X Shares*	2,200	61,270
MFA Financial, Inc.	279,000	2,047,860
Resource Capital Corp.	100,000	610,000

		9,925,040

Total Investments — 98.6% (cost $54,727,679)		61,695,408
Other Assets in Excess of Liabilities — 1.4%		890,069

Net Assets — 100.0%		$62,585,477

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

Costfor federal income tax purposes $54,727,679.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$7,522,584
Excess of tax cost over value	554,855

Net Appreciation	$6,967,729

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API MULTIPLE INDEX FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at July 31, 2010 (as a percentage of total investments).

API MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value
Emerging Markets Growth — 8.8%
iShares MSCI — South Africa Index	5,100	$309,315
PowerShares DWA Emerging Markets Technical Leaders	19,800	307,098
SPDR S&P Emerging Asia Pacific ETF	4,600	350,520
SPDR S&P Emerging Europe ETF	9,500	412,110
SPDR S&P Emerging Markets Small Cap	6,300	314,622

		1,693,665

Emerging Markets Value — 1.8%
Vanguard Emerging Markets	8,000	334,960

Europe Market Indexes — 6.7%
Direxion Daily Developed Markets Bull 3X Shares	2,500	131,875
iShares MSCI EAFE Growth Index	6,000	317,940
iShares S&P Europe 350	8,900	317,285
ProShares Ultra MSCI Europe*	4,500	128,790
SPDR DJ EURO STOXX 50 ETF	11,000	387,200

		1,283,090

Global Large Cap Stocks — 2.3%
Agnico-Eagle Mines Ltd.	2,500	139,375
AstraZeneca PLC ADR	3,000	151,320
BanColombia SA	2,700	158,301

		448,996

Global Market Indexes — 3.5%
iShares S&P North American Technology-Multimedia Networking Index	10,900	298,878
PowerShares DB Base Metals Double Long ETN*	27,700	372,011

		670,889

Global Mid Cap Stocks — 1.8%
PowerShares Global Coal	13,000	352,170

International Large Cap Stocks — 0.7%
AngloGold Ashanti Ltd. ADR	3,500	141,820

International Market Indexes — 10.4%
iShares MSCI Turkey Investable Market Index	5,200	321,308
Revenue Shares ADR Fund	8,800	303,952
SPDR S&P BRIC 40 ETF	13,600	337,334
SPDR S&P International Dividend	8,000	403,840
WisdomTree India Earnings	13,600	317,560
WisdomTree Total Dividend	7,400	306,582

		1,990,576

International Large Cap Stocks — 2.3%
Harmony Gold Mining Co. Ltd. ADR	14,000	140,000
WisdomTree International MidCap Dividend	6,600	303,534

		443,534

	Shares	Value
International Small Cap Stocks — 3.5%
WisdomTree International SmallCap Dividend	6,600	$292,842
WisdomTree SmallCap Dividend	9,000	377,100

		669,942

Japan Large Cap Stocks — 1.9%
WisdomTree Japan Total Dividend	10,000	362,500

Japan Market Indexes — 3.4%
SPDR Russell/Nomura Prime Japan	8,200	302,908
SPDR Russell/Nomura Small Cap Japan	9,000	350,550

		653,458

Japan Small Cap Stocks — 2.3%
Japan Smaller Capitalization Fund, Inc.	18,000	145,800
WisdomTree Japan SmallCap Dividend	7,500	299,850

		445,650

Latin America Large Cap Stocks — 0.8%
Companhia de Bebidas Das Americas ADR	1,400	152,908

Latin America Market Indexes — 5.2%
iShares MSCI — Brazil Index	4,400	309,672
iShares MSCI — Mexico Investable Market Index	7,000	356,230
Market Vectors Brazil Small-Cap ETF	6,800	335,988

		1,001,890

Pacific/Asia Large Cap Stocks — 2.8%
Hitachi Ltd. ADR*	3,800	158,954
Westpac Banking Corporation ADR	3,500	378,840

		537,794

Pacific/Asia Market Indexes — 5.2%
iShares FTSE/Xinhua China 25 Index Fund	8,500	351,050
iShares MSCI — Singapore Index	28,000	344,680
iShares MSCI Thailand Investable Market Index	5,900	296,770

		992,500

Pacific/Asia Mid Cap Stocks — 2.4%
Huaneng Power International, Inc. ADR	6,000	140,340
iShares MSCI — Australia Index	14,800	319,384

		459,724

Scandinavia Large Cap Stocks — 1.6%
LM Ericsson Telephone Co. ADR	13,000	143,000
Novo Nordisk A/S ADR	1,800	154,854

		297,854

United Kingdom Market Indexes — 3.8%
iShares MSCI — United Kingdom Index	22,700	349,353
RevenueShares Financials Sector	13,000	378,950

		728,303

API MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
U.S. Corporate Bonds — 0.8%
Western Asset Variable Rate Strategic Fund, Inc.	9,500	$148,105

U.S. Large Cap Stocks — 5.8%
Apple, Inc.*	1,200	308,700
AutoZone, Inc.*	700	148,099
Hewlett-Packard Company	8,000	368,320
RevenueShares Large Cap	13,800	285,384

		1,110,503

U.S. Market Indexes — 7.4%
Direxion Daily Mid Cap Bull 3X Shares	3,300	101,987
Direxion Daily Semiconductor Bull 3X Shares*	3,000	96,330
iShares Dow Jones U. S. Index	6,000	330,420
iShares Nasdaq Biotechnology*	3,700	299,811
ProShares Ultra Dow 30	9,000	396,720
ProShares Ultra KBW Regional Banking ETF	2,300	95,220
ProShares UltraPro Russell 2000 ETF*	1,000	94,200

		1,414,688

U.S. Micro Cap Stocks — 1.7%
Houston American Energy Corp.	31,000	332,630

U.S. Mid Cap Stocks — 4.8%
Pactiv Corp.*	5,000	152,100
ProShares UltraPro MidCap400	1,100	104,005
RevenueShares Mid Cap	15,000	369,450
SPDR Technology Select Sector	13,100	287,152

		912,707

U.S. REIT’s — 0.7%
Direxion Daily Real Estate Bull 3X Shares	2,800	125,048

U.S. Small Cap Stocks — 5.3%
Direxion Daily Small Cap Bull 3X Shares	2,300	99,475
PICO Holdings, Inc.*	12,000	376,080
RevenueShares Small Cap	14,000	379,960
Vector Group Ltd.	8,000	151,600

		1,007,115

Total Investments — 97.7% (cost $18,037,884)		18,713,019
Other Assets in Excess of Liabilities — 2.3%		433,814

Net Assets — 100.0%		$19,146,833

Costfor federal income tax purposes $18,037,884.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$1,708,779
Excess of tax cost over value	1,033,644

Net Appreciation	$675,135

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at July 31, 2010 (as a percentage of total investments).

API VALUE FUND

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value
Emerging Markets Growth — 3.9%
SPDR S&P Emerging Asia Pacific ETF	6,000	$457,200
SPDR S&P Emerging Markets ETF	7,000	453,292

		910,492

Europe Large Cap Stocks — 0.9%
Novartis AG ADR	4,500	219,330

Global Large Cap Stocks — 0.4%
Total SA ADR	2,000	101,260

International Large Cap Stocks — 1.4%
Rio Tinto PLC ADR	3,200	166,144
Syngenta AG ADS	3,500	154,455

		320,599

Latin America Large Cap Stocks — 7.5%
Banco Bradesco SA ADR	10,680	198,372
Companhia de Bebidas Das Americas ADR	3,400	371,348
Companhia Sideurgica Nacional ADR	15,000	251,850
Gerdau SA ADR	14,700	215,208
Itau Unibanco Banco Multiplo SA ADR	15,000	335,850
Petroleo Brasileiro ADR	4,000	145,600
Vale SA ADR	7,800	216,840

		1,735,068

Latin America Mid Cap Stocks — 1.3%
Companhia Energetica de Minas Gerais ADR	9,075	137,940
Companhia Paranaense de Energia ADR	7,000	153,440

		291,380

Pacific/Asia Large Cap Stocks — 0.8%
LG Display Co. Ltd. ADR*	12,000	184,440

United Kingdom Large Cap Stocks — 1.0%
Willis Group Holdings PLC*	7,500	229,500

U.S. Large Cap Stocks — 28.8%
AGL Resources, Inc.	9,000	342,000
Amgen, Inc.*	7,000	381,710
Applied Materials, Inc.	23,500	277,300
Baker Hughes, Inc.	3,500	168,945
Boeing Company	4,500	306,630
Chevron Corp.	4,000	304,840
Chubb Corporation	6,500	342,095
eBay, Inc.*	8,000	167,280
Goldman Sachs Group, Inc.	2,000	301,640
Infosys Technologies Ltd.*	3,500	211,680
International Business Machines, Inc.	1,000	128,400
Intuit, Inc.*	6,500	258,375
Invesco Holding Co. Ltd.	19,000	371,260
Johnson & Johnson	4,000	232,360
JPMorgan Chase & Co.	5,500	221,540
Lowe’s Companies, Inc.	8,700	180,438

	Shares	Value
National Oilwell Varco, Inc.	4,000	$156,640
Noble Energy, Inc.	1,800	120,708
Omnicom Group, Inc.	4,000	149,040
Precision Castparts Corp.	2,000	244,380
Schlumberger Ltd.	4,000	238,640
Spectra Energy Corp.	5,900	122,661
Sysco Corp.	9,400	291,118
Travelers Companies, Inc.	4,000	201,800
United Technologies Corp.	4,500	319,950
Valero Energy Corp.	10,000	169,900
Walgreen Co.	7,500	214,125
Wal-Mart Stores, Inc.	4,500	230,355

		6,655,810

U.S. Micro Cap Stocks — 13.8%
Apogee Enterprises, Inc.	19,000	213,940
Calamos Asset Management, Inc.*	38,000	395,200
Cohu, Inc.	8,400	131,712
Epoch Holding Corp.	30,000	373,500
Exar Corp.*	20,000	139,800
Foot Locker, Inc.	12,500	169,875
Hallmark Financial Services, Inc.*	17,000	172,380
Houston American Energy Corp.	26,500	284,345
Imation Corp.	13,000	121,160
Measurement Specialties, Inc.*	15,000	250,500
PolyOne Corp.*	30,000	309,300
Red Robin Gourmet Burgers, Inc.*	10,000	213,400
Tuesday Morning Corp.*	29,000	126,440
VSE Corp.	3,500	124,285
Wintrust Financial Corporation	5,000	155,600

		3,181,437

U.S. Mid Cap Stocks — 21.2%
Albemarle Corp.	5,000	218,100
Ball Corp.	5,300	308,672
Bunge Ltd.	2,300	114,195
Cabot Corp.	4,000	118,000
Covance, Inc.*	2,500	96,900
Dr. Pepper Snapple Group, Inc.	5,500	206,525
Eaton Vance Corp.	12,000	359,520
Fidelity National Financial, Inc.	16,000	236,320
FMC Corp.	2,000	124,980
Goodrich Corp.	3,000	218,610
Greif, Inc.	3,000	178,890
Harsco Corp.	4,500	104,220
International Paper Co.	8,300	200,860
Kinetic Concepts, Inc.*	3,500	124,285
M & T Bank Corp.	2,059	179,833
Magellan Midstream Partners, L.P.	3,000	146,550

API VALUE FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Packaging Corp. of America	6,500	$156,000
Principal Financial Group, Inc.	6,000	153,660
Reinsurance Group of America, Inc.	4,500	215,910
Rockwell Collins, Inc.	4,000	228,640
Sigma-Aldrich Corp.	4,500	252,450
Silgan Holdings, Inc.	11,000	312,620
Teradata Corp.*	6,500	206,700
Vishay Intertechnology, Inc.*	13,000	110,370
Vishay Precision Group, Inc.*	928	11,739
Weyerhaeuser Co.	19,062	309,186

		4,893,735

U.S. Small Cap Stocks — 16.9%
A. O. Smith Corp.	3,000	164,040
Arch Chemicals, Inc.	4,000	137,080
Astec Industries, Inc.*	4,000	125,400
Central Garden & Pet Co.*	23,000	239,430
Cytec Industries, Inc.	7,000	349,440
EarthLink, Inc.	22,000	194,260
Fair Isacc Corp.	17,000	405,450
Gardner Denver, Inc.	4,000	203,080
Graco, Inc.	10,500	331,485
National Financial Partners Corp.*	15,500	166,315
National Presto Industries, Inc.	1,400	142,786
99 Cents Only Stores*	11,500	191,130
Ntelos Holdings Corp.	12,500	233,875
OM Group, Inc.*	6,000	162,000
Par Pharmaceutical Companies, Inc.*	12,000	316,800
Quiksilver, Inc.*	48,000	214,560
Solutia, Inc.*	14,000	197,540
Woodward Governor, Inc.	4,500	136,080

		3,910,751

Total Investments — 97.9% (cost $18,873,037)		22,633,802
Other Assets in Excess of Liabilities — 2.1%		481,591

Net Assets — 100.0%		$23,115,393

Costfor federal income tax purposes $18,873,037.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$4,668,649
Excess of tax cost over value	907,884

Net Appreciation	$3,760,765

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at July 31, 2010 (as a percentage of total investments).

API MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value
Growth Funds — 32.8%
API Efficient Frontier Growth Fund*	814,177	$6,635,543

Income Funds — 33.1%
API Efficient Frontier Capital Income Fund	203,537	6,676,019

Value Funds — 32.9%
API Efficient Frontier Value Fund	602,971	6,650,770

Total Investments — 98.8% (cost $16,144,398)		19,962,332
Other Assets in Excess of Liabilities — 1.2%		251,214

Net Assets — 100.0%		$20,213,546

Costfor federal income tax purposes $16,144,398.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$3,845,364

Excess of tax cost over value	27,430

Net Appreciation	$3,817,934

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2010

(Unaudited)

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund	Master Allocation Fund
Assets
Investments in unaffiliated issuers, at value (indentified cost of $16,300,161 $26,258,300, $54,727,679, $18,037,884, $18,873,037, and $16,144,398, respectively)	$19,641,424	$35,200,607	$61,695,408	$18,713,019	$22,633,802	$19,962,332
Investments in affiliated issuers, at value (indentified cost of $16,144,398)
Cash	495,912	1,064,096	1,189,152	495,970	618,278	238,051
Dividends and interest receivable	27,171	24,010	75,765		12,935
Receivable for shareholder purchases	67	211	613,820	202	213	38,210
Other assets	1,188	7,197	26,713	2,947	4,131	6,730

Total assets	20,165,762	36,296,121	63,600,858	19,212,138	23,269,359	20,245,323

Liabilities
Payable for shareholder redemptions	42,825	46,654	168,395	11,464	102,181
Accrued distribution fees	8,137	21,397	45,235	13,523	10,638	14,740
Accrued advisory fees	9,933	29,795	20,119	11,014	17,107	4,916
Accrued accounting service fees	3,519	3,230	3,847	3,089	3,122
Payable for securities purchased			755,458
Other accrued expenses	19,753	35,313	22,327	26,215	20,918	12,121

Total liabilities	84,167	136,389	1,015,381	65,305	153,966	31,777

Net assets	$20,081,595	$36,159,732	$62,585,477	$19,146,833	$23,115,393	$20,213,546

Shares of beneficial interest (unlimited number of no par value shares authorized (Note 6)
Class A: Shares outstanding	256,076	1,269,364	2,071,355	250,820	801,575	181,837

Net asset value per share	$32.80	$8.15	$11.59	$10.82	$11.03	$23.54

Maximum offering price per share	$34.80	$8.65	$12.30	$11.48	$11.70	$24.98

Class C: Shares outstanding	246,689	3,407,457	3,336,512	1,608,732	1,371,620

Net asset value per share	$31.52	$7.58	$11.26	$10.22	$10.40

Class D: Shares outstanding	121,054

Net asset value per share	$32.27

Class L: Shares outstanding						681,308

Net asset value per share						$23.39

Institutional Class: Shares outstanding			85,149

Net asset value per share			$11.86

Net assets consist of
Paid-in capital	$20,768,781	$43,205,712	$56,009,381	$25,057,770	$29,364,778	$16,603,528
Undistributed net investment income (loss)	216,221	(207,769)	271,160	(67,625)	(63,170)	(184,314)
Accumulated net realized gain (loss) from security transactions	(4,244,670)	(15,780,518)	(662,793)	(6,518,447)	(9,946,980)	(23,602)
Unrealized appreciation on investments	3,341,263	8,942,307	6,967,729	675,135	3,760,765	3,817,934

Net assets applicable to outstanding shares of beneficial interest	$20,081,595	$36,159,732	$62,585,477	$19,146,833	$23,115,393	$20,213,546

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF OPERATIONS

Six Months Ended July 31, 2010

(Unaudited)

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund	Master Allocation Fund
Investment income
Dividends from unaffiliated issuers	$351,775	$240,677	$2,423,395	$168,254	$211,067
Interest	95	287	115,856	71	49	$17

Total income	351,870	240,964	2,539,251	168,325	211,116	17

Expenses
Investment advisory fees	59,775	183,907	104,712	70,635	106,019	28,922
Distribution fees
Class C	39,495	131,213	172,951	85,398	66,364
Class D	9,803
Class A			66,320			9,355
Class L						77,875
Accounting service fees	20,832	19,195	21,636	18,365	18,534
Transfer agent fees	38,531	51,697	40,743	39,065	34,242	24,313
Custodial fees	2,392	2,818	3,607	2,239	2,325	1,882
Professional fees	8,803	16,019	22,751	9,685	12,051	8,809
Registration fees	13,388	11,901	19,334	11,901	10,909	13,478
Trustee fees	2,485	4,864	5,981	2,911	2,961	2,854
Insurance	6,689	8,279	4,999	5,289	7,403	4,529
Shareholder reports	2,322	4,074	4,798	5,178	3,110	5,339
Miscellaneous	11,670	14,766	16,083	9,622	10,368	6,975

Total operating expenses	216,185	448,733	483,915	260,288	274,286	184,331

Net investment income (loss)	135,685	(207,769)	2,055,336	(91,963)	(63,170)	(184,314)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions in unaffiliated issuers	1,401,504	2,451,851	318,520	1,273,685	2,618,557
Net realized gain (loss) from security transactions in affiliated issuers						(15,760)
Change in unrealized appreciation on investments in unaffiliated issuers	(246,503)	406,948	1,290,099	(523,660)	(1,164,479)
Change in unrealized appreciation on investments in affiliated issuers						1,252,716

Net realized an unrealized gain (loss) on investments	1,155,001	2,858,799	1,608,619	750,025	1,454,078	1,236,956

Net increase (decrease) in net assets resulting from operations	$1,290,686	$2,651,030	$3,663,955	$658,062	$1,390,908	$1,052,642

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Six Months Ended July 31, 2010

(Unaudited)

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund	Master Allocation Fund
Operations
Net investment income (loss)	$135,685	$(207,769)	$2,055,336	$(91,963)	$(63,170)	$(184,314)
Net realized gain (loss) from security transactions	1,401,504	2,451,851	318,520	1,273,685	2,618,557	(15,760)
Net change in unrealized appreciation on investments	(246,503)	406,948	1,290,099	(523,660)	(1,164,479)	1,252,716

Increase in net assets resulting from operations	1,290,686	2,651,030	3,663,955	658,062	1,390,908	1,052,642

Distributions
From net investment income:
Class A			(675,138)
Class C			(1,276,164)
Institutional Class			(13,698)

			(1,965,000)

Change in net assets from Fund share transactions:
Class A	757,477	(122,944)	10,148,533	(653,528)	506,068	1,050,802
Class C	(338,538)	(1,343,137)	6,434,018	(1,168,819)	(588,529)
Class D	(147,136)
Class L						1,501,384
Institutional Class			1,006,632

Increase (decrease) in net assets resulting from capital share transactions	271,803	(1,466,081)	17,589,183	(1,822,347)	(82,461)	2,552,186

Total increase (decrease) in net assets	1,562,489	1,184,949	19,288,138	(1,164,285)	1,308,447	3,604,828
Net assets
Beginning of the period	18,519,106	34,974,783	43,297,339	20,311,118	21,806,946	16,608,718

End of period	$20,081,595	$36,159,732	$62,585,477	$19,146,833	$23,115,393	$20,213,546

Undistributed net investment income	$216,221	—	$271,160	—	—	—

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended January 31, 2010

	Capital Income Fund (1)	Growth Fund (1)	Income Fund (1)	Multiple Index Fund (1)	Value Fund (1)	Master Allocation Fund (2)
Operations
Net investment income (loss)	$80,536	$(241,340)	$1,885,134	$24,338	$(85,317)	$(214,384)
Net realized gain (loss) from security transactions	(138,086)	(59,972)	1,843,567	384,592	1,424,118	(7,842)
Net change in unrealized appreciation on investments	2,671,215	5,804,187	3,641,037	2,493,512	2,746,716	2,565,218

Increase in net assets resulting from operations	2,613,665	5,502,875	7,369,738	2,902,442	4,085,517	2,342,992

Distributions
From net investment income:
Class A	(49,298)		(369,246)	(22,038)	(51,345)
Class C	(13,345)		(1,466,754)	(20,130)	(25,380)
Class D	(16,493)

	(79,136)		(1,836,000)	(42,168)	(76,725)

Change in net assets from fund share transactions:
Class A	2,503,865	4,259,513	11,291,582	(83,356)	1,758,646	2,513,683
Class C	(2,137,684)	(4,780,857)	5,785,343	(1,800,816)	(3,555,496)
Class D	(328,439)
Class L						11,752,043

Increase (decrease) in net assets resulting from capital share transactions	37,742	(521,344)	17,076,925	(1,884,172)	(1,796,850)	14,265,726

Total increase in net assets	2,572,271	4,981,531	22,610,663	976,102	2,211,942	16,608,718
Net assets
Beginning of the period	15,946,835	29,993,252	20,686,676	19,335,016	19,595,004	—

End of period	$18,519,106	$34,974,783	$43,297,339	$20,311,118	$21,806,946	$16,608,718

Undistributed net investment income	$80,536	—	$180,824	$24,338	—	—

(1)	For 2010, the Fund changed its year end to January 31.

(2)	The Fund commenced operations on March 19, 2009.

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares (1)
	For the Six Months Ended July 31, 2010 (Unaudited)	For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,				For the Period Ended May 31, 2005 (3)(4)
			2009 (3)	2008 (3)	2007 (3)	2006 (3)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$30.60	$26.19	$43.34	$47.76	$37.36	$37.06	$33.56

Income from investment operations
Net investment income (5)	0.30	0.24	0.68	0.94	1.04	0.56	0.16
Net realized and unrealized gain (loss) on investments	1.90	4.39	(15.29)	(1.36)	10.88	2.98	3.62

Total income (loss) from investment operations	2.20	4.63	(14.61)	(0.42)	11.92	3.54	3.78

Distributions
From net investment income		(0.22)	(0.49)	(1.22)	(0.42)		(0.22)
From net realized gain on security transactions			(2.05)	(2.78)	(1.10)	(3.24)	(0.06)

Total distributions		(0.22)	(2.54)	(4.00)	(1.52)	(3.24)	(0.28)

Net asset value, end of year/period	$32.80	$30.60	$26.19	$43.34	$47.76	$37.36	$37.06

Total return (6)	7.19%	17.63%	(32.93)%	(0.93)%	32.42%	9.78%	11.28%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,398	$7,114	$3,745	$3,491	$3,343	$2,414	$1,966
Ratio of expenses to average net assets (7)(8)	1.67%	1.93%	1.90%	1.44%	1.43%	1.56%	1.72%
Ratio of net investment income to average net assets (7)(8)	1.85%	1.22%	2.33%	2.09%	2.63%	1.45%	0.49%
Portfolio turnover rate (7)	42%	27%	129%	69%	56%	100%	178%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

(4)	Commencement of operations was July 1, 2004.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized for periods less than one year.

(7)	Annualized for periods less than one year.

(8)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares (1)
	For the Six Months Ended July 31, 2010 (Unaudited)	For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,				For the Period Ended May 31, 2005 (3)(4)
			2009 (3)	2008 (3)	2007 (3)	2006 (3)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$29.56	$25.34	$42.10	$46.66	$36.70	$36.82	$33.56

Income from investment operations
Net investment income (loss) (5)	0.13	0.04	0.37	0.48	0.62	0.16	(0.16)
Net realized and unrealized gain (loss) on investments	1.83	4.23	(14.77)	(1.32)	10.66	2.96	3.62

Total income (loss) from investment operations	1.96	4.27	(14.40)	(0.84)	11.28	3.12	3.46

Distributions
From net investment income		(0.05)	(0.31)	(0.94)	(0.22)		(0.14)
From net realized gain on security transactions			(2.05)	(2.78)	(1.10)	(3.24)	(0.06)

Total distributions		(0.05)	(2.36)	(3.72)	(1.32)	(3.24)	(0.20)

Net asset value, end of year/period	$31.52	$29.56	$25.34	$42.10	$46.66	$36.70	$36.82

Total return (6)	6.63%	16.85%	(33.47)%	(1.90)%	31.12%	8.66%	10.31%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,777	$7,610	$8,651	$15,797	$18,390	$11,585	$6,437
Ratio of expenses to average net assets (7)(8)	2.67%	2.93%	2.90%	2.44%	2.43%	2.56%	2.72%
Ratio of net investment income (loss) to average net assets (7)(8)	0.85%	0.22%	1.33%	1.09%	1.63%	0.45%	(0.50)%
Portfolio turnover rate (7)	42%	27%	129%	69%	56%	100%	178%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

(4)	Commencement of operations was July 1, 2004.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized for periods less than one year.

(7)	Annualized for periods less than one year.

(8)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class D Shares (1)
	For the Six Months Ended July 31, 2010 (Unaudited)	For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
			2009 (3)	2008 (3)	2007 (3)	2006 (3)	2005 (3)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$30.19	$25.85	$42.82	$47.32	$37.10	$37.02	$32.90

Income from investment operations
Net investment income (4)	0.21	0.14	0.52	0.70	0.96	0.36
Net realized and unrealized gain (loss) on investments	1.87	4.33	(15.05)	(1.34)	10.66	2.96	4.28

Total income (loss) from investment operations	2.08	4.47	(14.53)	(0.64)	11.62	3.32	4.28

Distributions
From net investment income		(0.13)	(0.39)	(1.08)	(0.30)		(0.10)
From net realized gain on security transactions			(2.05)	(2.78)	(1.10)	(3.24)	(0.06)

Total distributions		(0.13)	(2.44)	(3.86)	(1.40)	(3.24)	(0.16)

Net asset value, end of year/period	$32.27	$30.19	$25.85	$42.82	$47.32	$37.10	$37.02

Total return (5)	6.89%	17.27%	(33.18)%	(1.43)%	31.78%	9.18%	13.01%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,907	$3,795	$3,551	$8,015	$9,668	$9,117	$12,926
Ratio of expenses to average net assets (6)(7)	2.17%	2.43%	2.40%	1.94%	1.93%	2.06%	2.22%
Ratio of net investment income (loss) to average net assets (6)(7)	1.35%	0.72%	1.83%	1.59%	2.13%	0.95%	(0.01)%
Portfolio turnover rate (6)	42%	27%	129%	69%	56%	100%	178%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS

	Class A Shares (1)
	For the Six Months Ended July 31, 2010 (Unaudited)	For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,				For the Period Ended May 31, 2005 (3)
			2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$7.55	$6.36	$13.93	$14.12	$13.10	$11.38	$10.62

Income from investment operations
Net investment income (loss) (4)	(0.02)	(0.01)	0.06	0.04	0.08	(0.09)	(0.13)
Net realized and unrealized gain (loss) on investments	0.62	1.20	(6.06)	0.20	2.92	1.81	0.89

Total income from investment (loss) operations	0.60	1.19	(6.00)	0.24	3.00	1.72	0.76

Distributions
From net investment income				(0.13)
From net realized gain on security transactions			(1.57)	(0.30)	(1.98)

Total distributions			(1.57)	(0.43)	(1.98)

Net asset value, end of year/period	$8.15	$7.55	$6.36	$13.93	$14.12	$13.10	$11.38

Total return (5)	7.95%	18.71%	(41.06)%	1.62%	24.73%	15.11%	7.16%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,347	$9,706	$4,221	$5,016	$5,421	$4,262	$3,546
Ratio of expenses to average net assets (6)(7)	1.72%	1.88%	1.94%	1.56%	1.59%	1.58%	1.72	% (8)
Ratio of net investment income (loss) to average net assets (6)(7)	(0.42)%	(0.28)%	0.80%	0.26%	0.66%	(0.68)%	(1.12)%
Portfolio turnover rate (6)	35%	25%	99%	72%	81%	143%	131%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Commencement of operations was July 1, 2004.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

(8)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.78%.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares (1)
	For the Six Months Ended July 31, 2010 (Unaudited)	For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
			2009	2008	2007	2006	2005
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$7.05	$5.98	$13.40	$13.65	$12.85	$11.27	$10.30

Income from investment operations
Net investment loss (3)	(0.05)	(0.06)	(0.01)	(0.10)	(.04)	(0.21)	(0.23)
Net realized and unrealized gain (loss) on investments	0.58	1.13	(5.84)	0.19	2.82	1.79	1.20

Total income (loss) from investment operations	0.53	1.07	(5.85)	0.09	2.78	1.58	0.97

Distributions
From net investment income				(0.04)
From net realized gain on security transactions			(1.57)	(0.30)	(1.98)

Total distributions			(1.57)	(0.34)	(1.98)

Net asset value, end of year/period	$7.58	$7.05	$5.98	$13.40	$13.65	$12.85	$11.27

Total return (4)	7.52%	17.89%	(41.62)%	0.63%	23.43%	14.02%	9.42%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,812	$25,269	$25,772	$56,436	$62,124	$52,082	$49,042
Ratio of expenses to average net assets (5)(6)	2.72%	2.88%	2.94%	2.56%	2.59%	2.58%	2.72	% (7)
Ratio of net investment loss to average net assets (5)(6)	(1.42)%	(1.28)%	(0.20)%	(0.74)%	(0.34)%	(1.68)%	(2.12)%
Portfolio turnover rate (5)	35%	25%	99%	72%	81%	143%	131%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

(7)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.78%.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares (1)
	For the Six Months Ended July 31, 2010 (Unaudited)	For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
			2009	2008	2007	2006	2005
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.24	$9.20	$10.27	$10.31	$10.13	$10.53	$10.63

Income from investment operations
Net investment income (3)	0.45	0.69	0.66	0.31	0.32	0.43	0.20
Net realized and unrealized gain (loss) on investments	0.30	2.00	(1.11)	(0.06)	0.17	(0.46)	(0.20)

Total income (loss) from investment operations	0.75	2.69	(0.45)	0.25	0.49	(0.03)	—

Distributions
From net investment income	(0.40)	(0.65)	(0.62)	(0.29)	(0.31)	(0.37)	(0.10)

Total distributions	(0.40)	(0.65)	(0.62)	(0.29)	(0.31)	(0.37)	(0.10)

Net asset value, end of year/period	$11.59	$11.24	$9.20	$10.27	$10.31	$10.13	$10.53

Total return (4)	7.04%	30.00%	(3.25)%	2.48%	4.84%	(0.24)%	0.06%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,006	$13,255	$1,276	$912	$720	$504	$9,334
Ratio of expenses to average net assets (5)(6)	1.68%	1.20%	1.88%	1.70%	1.72%	1.71%	1.37	% (7)
Ratio of net investment income to average net assets (5)(6)	7.96%	9.47%	7.76%	3.04%	3.30%	3.54%	1.92%
Portfolio turnover rate (5)	39%	33%	92%	98%	30%	38%	189%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

(7)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.59%.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares (1)
	For the Six Months Ended July 31, 2010 (Unaudited)	For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,				For the Period Ended May 31, 2005 (3)
			2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.92	$8.96	$10.02	$10.10	$9.98	$10.43	$10.62

Income from investment operations
Net investment income (4)	0.43	0.59	0.55	0.20	0.23	0.29	0.07
Net realized and unrealized gain (loss) on investments	0.29	1.96	(1.07)	(0.05)	0.14	(0.43)	(0.19)

Total income (loss) from investment operations	0.72	2.55	(0.52)	0.15	0.37	(0.14)	(0.12)

Distributions
From net investment income	(0.38)	(0.59)	(0.54)	(0.23)	(0.25)	(0.31)	(0.07)

Total distributions	(0.38)	(0.59)	(0.54)	(0.23)	(0.25)	(0.31)	(0.07)

Net asset value, end of year/period	$11.26	$10.92	$8.96	$10.02	$10.10	$9.98	$10.43

Total return (5)	6.93%	29.06%	(4.12)%	1.52%	3.71%	(1.36)%	(1.14)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,570	$30,042	$19,411	$11,984	$12,066	$10,901	$4,634
Ratio of expenses to average net assets (6)(7)	1.93%	2.20%	2.88%	2.70%	2.72%	2.71%	2.37	% (8)
Ratio of net investment income to average net assets (6)(7)	7.71%	8.47%	6.76%	2.04%	2.30%	2.54%	0.92%
Portfolio turnover rate (6)	39%	33%	92%	98%	30%	38%	189%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Commencement of operations was July 1, 2004.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

(8)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.59%.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

Institutional Class (1)(2)
For the Period Ended July 31, 2010 (Unaudited)

For a share outstanding throughout the period
Net asset value, beginning of period	$12.00

Income from investment operations
Net investment income (3)	0.50
Net realized and unrealized gain (loss) on investments	(0.35)

Total income from investment operations	0.15

Distributions
From net investment income	(0.29)

Total distributions	(0.29)

Net asset value, end of period	$11.86

Total return (4)	1.33%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,010
Ratio of expenses to average net assets (5)(6)	0.93%
Ratio of net investment income to average net assets (5)(6)	8.71%
Portfolio turnover rate (5)	39%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was April 1, 2010.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MULTIPLE INDEX FUND

FINANCIAL HIGHLIGHTS

	Class A Shares (1)
	For the Six Months Ended July 31, 2010 (Unaudited)	For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
			2009	2008	2007	2006	2005
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.39	$8.98	$16.84	$18.45	$14.45	$12.76	$11.80

Income from investment operations
Net investment income (loss) (3)		0.07	0.11	0.17	0.27	0.06	(0.08)
Net realized and unrealized gain (loss) on investments	0.43	1.41	(7.46)	(0.11)	4.22	2.32	1.04

Total income (loss) from investment operations	0.43	1.48	(7.35)	0.06	4.49	2.38	0.96

Distributions
From net investment income		(0.07)		(0.26)
From net realized gain on security transactions			(0.51)	(1.41)	(0.49)	(0.69)

Total distributions		(0.07)	(0.51)	(1.67)	(0.49)	(0.69)

Net asset value, end of year/period	$10.82	$10.39	$8.98	$16.84	$18.45	$14.45	$12.76

Total return (4)	4.14%	16.43%	(43.21)%	0.25%	31.48%	18.83%	8.14%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,713	$3,303	$2,918	$6,278	$5,373	$3,926	$18,907
Ratio of expenses to average net assets (5)(6)	1.73%	1.82%	1.77%	1.33%	1.35%	1.42%	1.58	% (7)
Ratio of net investment income (loss) to average net assets (5)(6)	(0.07)%	1.02%	1.03%	0.98%	1.66%	0.46%	(0.68)%
Portfolio turnover rate (5)	130%	21%	75%	59%	29%	197%	165%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

(7)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.68%.

The accompanying notes are an integral part of these financial statements.

API MULTIPLE INDEX FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares (1)
	For the Six Months Ended July 31, 2010 (Unaudited)	For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,				For the Period Ended May 31, 2005 (3)
			2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.86	$8.54	$16.22	$17.89	$14.16	$12.65	$12.15

Income from investment operations
Net investment income (loss) (4)	(0.05)				0.10	(0.08)	(0.20)
Net realized and unrealized gain (loss) on investments	0.41	1.33	(7.17)	(0.10)	4.12	2.28	0.70

Total income from investment operations	0.36	1.33	(7.17)	(0.10)	4.22	2.20	0.50

Distributions
From net investment income		(0.01)		(0.16)
From net realized gain on security transactions			(0.51)	(1.41)	(0.49)	(0.69)

Total distributions		(0.01)	(0.51)	(1.57)	(0.49)	(0.69

Net asset value, end of year/period	$10.22	$9.86	$8.54	$16.22	$17.89	$14.16	$12.65

Total return (5)	3.65%	15.58%	(43.76)%	(0.72)%	30.20%	17.55%	4.12%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$16,433	$17,008	$16,417	$33,834	$37,890	$27,790	$8,993
Ratio of expenses to average net assets (6)(7)	2.73%	2.82%	2.77%	2.33%	2.35%	2.42%	2.58	% (8)
Ratio of net investment income (loss) to average net assets (6)(7)	(1.07)%	0.02%	0.03%	(0.02)%	0.66%	(0.54)%	(1.68)%
Portfolio turnover rate (6)	130%	21%	75%	59%	29%	197%	165%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Commencement of operations was July 1, 2004.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

(8)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.68%.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS

	Class A Shares (1)
	For the Six Months Ended July 31, 2010 (Unaudited)	For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,				For the Period Ended May 31, 2005 (3)
			2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.33	$8.48	$16.56	$19.15	$17.06	$16.70	$15.57

Income from investment operations
Net investment income (loss) (4)			0.11	0.17	0.21	(0.05)	(0.19)
Net realized and unrealized gain (loss) on investments	0.70	1.92	(7.95)	(0.36)	4.34	2.50	1.69

Total income from investment operations	0.70	1.92	(7.84)	(0.19)	4.55	2.45	1.50

Distributions
From net investment income		(0.07)		(0.24)
From net realized gain on security transactions			(0.24)	(2.16)	(2.46)	(2.09)	(0.37)

Total distributions		(0.07)	(0.24)	(2.40)	(2.46)	(2.09)	(0.37)

Net asset value, end of year/period	$11.03	$10.33	$8.48	$16.56	$19.15	$17.06	$16.70

Total return (5)	6.78%	22.60%	(47.18)%	(0.50)%	28.80%	14.66%	9.53%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,844	$7,838	$4,832	$4,060	$4,457	$3,492	$2,727
Ratio of operating expenses to average net assets (6)(7)	1.76%	1.93%	1.93%	1.53%	1.51%	1.57%	1.76	% (8)
Ratio of total expenses to average net assets (6)(7)	1.76%	1.93%	1.93%	1.53%	1.51%	1.57%	2.62	% (9)
Ratio of net investment income (loss) to average net assets (6)(7)	0.03%	0.00%	1.11%	1.00%	1.18%	(0.28)%	(1.16)%
Portfolio turnover rate (6)	73%	32%	120%	74%	95%	191%	113%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Commencement of operations was July 1, 2004.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

(8)	Without fees waived by the investment advisor, the ratio of operating expenses to average net assets would have been 1.79%.

(9)	Without fees waived by the investment advisor, the ratio of total expenses to average net assets would have been 2.65%.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares (1)
	For the Six Months Ended July 31, 2010 (Unaudited)	For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
			2009	2008	2007	2006	2005
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.79	$8.05	$15.89	$18.53	$16.73	$16.56	$14.96

Income from investment operations
Net investment income (loss) (3)	(0.05)	(0.06)	0.02	0.02	0.05	(0.21)	(0.35)
Net realized and unrealized gain (loss) on investments	0.66	1.82	(7.62)	(0.36)	4.21	2.47	2.32

Total income (loss) from investment operations	0.61	1.76	(7.60)	(0.34)	4.26	2.26	1.97

Distributions
From net investment income		(0.02)		(0.14)
From net realized gain on security transactions			(0.24)	(2.16)	(2.46)	(2.09)	(0.37)

Total distributions		(0.02)	(0.24)	(2.30)	(2.46)	(2.09)	(0.37)

Net asset value, end of year/period	$10.40	$9.79	$8.05	$15.89	$18.53	$16.73	$16.56

Total return (4)	6.23%	21.83%	(47.67)%	(1.38)%	27.58%	13.60%	13.05%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,271	$13,969	$14,763	$36,190	$41,351	$31,550	$28,977
Ratio of operating expenses to average net assets (5)(6)	2.66%	2.83%	2.83%	2.43%	2.41%	2.47%	2.66	% (7)
Ratio of total expenses to average net assets (5)(6)	2.66%	2.83%	2.83%	2.43%	2.41%	2.47%	3.52	% (8)
Ratio of net investment income (loss) to average net assets (5)(6)	(0.87)%	(0.90)%	0.21%	0.10%	0.28%	(1.18)%	(2.06)%
Portfolio turnover rate (5)	73%	32%	120%	74%	95%	191%	113%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

(7)	Without fees waived by the investment advisor, the ratio of operating expenses to average net assets would have been 2.69%.

(8)	Without fees waived by the investment advisor, the ratio of total expenses to average net assets would have been 3.55%.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Class A Shares (1)
	For the Six Months Ended July 31, 2010 (Unaudited)	For the Period Ended January 31, 2010 (2)
For a share outstanding throughout each period
Net asset value, beginning of period	$22.13	$15.00

Income from investment operations
Net investment income (loss) (3)	(0.18)	(0.32)
Net realized and unrealized gain on investments	1.59	7.45

Total income (loss) from investment operations	1.41	7.13

Net asset value, end of period	$23.54	$22.13

Total return (4)	6.37%	47.53%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,281	$3,035
Ratio of expenses to average net assets (5)(6)	1.51%	2.47%
Ratio of net investment loss to average net assets (5)(6)	(1.51)%	(1.74)%
Portfolio turnover rate (5)	8%	2%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was March 19, 2009.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares (1)
	For the Six Months Ended July 31, 2010 (Unaudited)	For the Period Ended January 31, 2010 (2)
For a share outstanding throughout each period
Net asset value, beginning of period	$22.03	$15.00

Income from investment operations
Net investment income (loss) (3)	(0.23)	(0.42)
Net realized and unrealized gain on investments	1.59	7.45

Total income (loss) from investment operations	1.36	7.03

Net asset value, end of period	$23.39	$22.03

Total return (4)	6.17%	46.87%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,933	$13,574
Ratio of expenses to average net assets (5)(6)	2.01%	2.97%
Ratio of net investment income to average net assets (5)(6)	(2.01)%	(2.24)%
Portfolio turnover rate (5)	8%	2%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was March 19, 2009.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API TRUST

NOTES TO FINANCIAL STATEMENTS

July 31, 2010

(Information as of and for the six months ended July 31, 2010 is unaudited)

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Capital Income Fund, Growth Fund, Income Fund, Multiple Index Fund, Value Fund, and Master Allocation Fund (collectively the “Funds”). Each Fund, except the Master Allocation Fund, offers Class C and Class A shares. In addition, the Income Fund offers Institutional Class shares, and Class D shares of the Capital Income Fund are available only to investors who were invested in the fund on July 1, 2004 and continue to remain invested in the fund. The Master Allocation Fund offers Class A and Class L shares.

The Capital Income Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The Growth Fund’s investment objective is growth of capital. The Capital Income Fund and Growth Fund invest primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange traded funds and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Income Fund’s investment objective is current income with limited credit risk. The Income Fund invests primarily in debt securities, including U.S. Government securities and corporate bonds, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Multiple Index Fund’s investment objective is maximum total return from capital growth and income. The Multiple Index Fund invests primarily in Index Securities, common stock of U.S. and foreign issuers, and securities issued by Underlying Funds.

The Value Fund’s investment objective is growth of capital, as well as income. The Value Fund invests primarily in the common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Master Allocation Fund’s investment objective is long term capital appreciation and current income. Under normal conditions, Yorktown Management & Research Company, Inc., the Funds’ investment advisor (the “Advisor”), seeks to achieve the Fund’s investment objective by investing in a variety of equity and debt securities. The Advisor currently invests Fund assets in securities issued by other Underlying Funds managed by the Advisor, but reserves the right to invest Fund assets in other equity and debt securities as it deems appropriate in seeking to achieve the Fund’s investment objective.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than exchange traded funds (“ETFs”)) are valued at the last sales price on the day the securities are valued or, lacking any sales on such day, at the previous day’s closing price. ETFs are valued at the last sales price on the ETFs primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean of the bid and asked prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

•

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2010, in valuing the Funds’ assets carried at fair value.

Capital Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks(1)	$16,669,755	$—	$—	$16,669,755
Exchange Traded Funds	2,022,989	—	—	2,022,989
Limited Partnerships	189,910	—	—	189,910
Real Estate Investment Trusts	758,770	—	—	758,770

Total	$19,641,424	$—	$—	$19,641,424

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Growth Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks(1)	$32,006,769	$—	$—	$32,006,769
Exchange Traded Funds	3,003,885	—	—	3,003,885
Real Estate Investment Trusts	189,953	—	—	189,953

Total	$35,200,607	$—	$—	$35,200,607

Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Closed-end Funds	$31,745,589	$—	$—	$31,745,589
Common Stocks(1)	1,281,130	—	—	1,281,130
Corporate Bonds	—	2,468,800	—	2,468,800
Exchange Traded Funds	15,855,917	—	—	15,855,917
Limited Partnerships	322,482	—	—	322,482
Municipal Bonds	—	157,720	—	157,720
Real Estate Investment Trusts	9,863,770	—	—	9,863,770

Total	$59,068,888	$2,626,520	$—	$61,695,408

Multiple Index Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Closed-end Funds	$293,905	$—	$—	$293,905
Common Stocks(1)	3,697,241	—	—	3,697,241
Exchange Traded Funds	14,721,873	—	—	14,721,873

Total	$18,713,019	$—	$—	$18,713,019

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Value Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks(1)	$21,423,320	$—	$—	$21,423,320
Exchange Traded Funds	910,492	—	—	910,492
Limited Partnerships	146,550	—	—	146,550
Preferred Stocks	153,440	—	—	153,440

Total	$22,633,802	$—	$—	$22,633,802

Master Allocation Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Mutual Funds	$19,962,332	$—	$—	$19,962,332

(1)	For detailed descriptions of sector and/or geography classifications, see the accompanying Schedules of Investments.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” which requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for interim and annual reporting periods beginning after December 15, 2009. There were no significant transfers in to or out of Levels 1 and 2 during the period ended July 31, 2010.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Funds’ financial statements.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer Class A shares which include a maximum front-end sales charge (load) of 5.75%. Class A shares may be purchased without a front-end sales charge under certain circumstances. A contingent deferred sales charge of 1.00% is generally imposed on redemptions of Class C shares made within one year of the date of purchase. A contingent deferred sales charge of 1.50% is generally imposed on redemptions of Class D shares made within five years of the date of purchase. Consequently, redemption value may differ from net asset value.

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Management has evaluated the impact of all subsequent events on the Funds through September 24, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Funds have adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. During the period ended July 31, 2010, the Funds did not hold any derivative instruments.

3.	Investment Advisory and Accounting Services Agreements

The Advisor, whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Capital Income Fund; 1.00% of the first $100 million of the average daily net assets of the Growth Fund and .75% of the average daily net assets exceeding $100 million; .40% of the average daily net assets of the Income Fund; .70% of the average daily net assets of the Multiple Index Fund; .90% of the average daily net assets of the Value Fund; and .30% of the average daily net assets of the Master Allocation Fund.

In addition, the Advisor provides certain accounting and pricing services for the Funds. For the period ended July 31, 2010, the Advisor received $20,832, $19,195, $21,636, $18,365, and $18,534 from the Capital Income Fund, Growth Fund, Income Fund, Multiple Index Fund, and Value Fund, respectively. The Advisor has voluntarily agreed to waive administrative services and accounting services fees for the Master Allocation Fund until that Fund’s assets reach $25 million.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

4.	Distribution Plans and Fees

The Trust has adopted Rule 12b-1 Plans of Distribution providing for the payment of distribution and service fees to the Funds’ distributor. Class A shares of the Income Fund pay a fee of 0.75% of the Class A shares’ average daily net assets. Of this amount, 0.50% represents distribution fees and 0.25% represents shareholder servicing fees. Class A shares of the Master Allocation Fund pay a fee of 0.50% of the Class A shares’ average daily net assets for distribution fees. Class C shares of the Capital Income Fund, Growth Fund, Income Fund and Multiple Index Fund pay a fee of 1.00% of each Class C shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class C shares of the Value Fund pay a fee of 0.90% of the Class C shares’ average daily net assets. Of this amount, 0.65% represents distribution fees and 0.25% represents shareholder servicing fees. Class D shares of the Capital Income Fund pay a fee of 0.50% of the Class D shares’ average daily net assets. Of this amount, 0.25% represents distribution fees and 0.25% represents shareholder servicing fees. Class L shares of the Master Allocation Fund pay a fee of 1.00% of the Class L shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees.

5.	Investment Activity

For the period ended July 31, 2010, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Capital Income Fund	$4,682,693	$4,050,594	$—	$—
Growth Fund	6,202,015	8,315,495	—	—
Income Fund	28,121,192	10,107,626	—	—
Multiple Index Fund	12,884,287	14,718,922	—	—
Value Fund	8,342,228	8,576,460	—	—
Master Allocation Fund	3,240,000	730,000	—	—

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Fund Share Transactions

Share transactions for the period ended July 31, 2010 were as follows:

	Amount				Shares
	Sold	Reinvested from Distributions	Redeemed	Net Change	Sold	Reinvested from Distributions	Redeemed	Net Change
Capital Income Fund
Class A	$1,464,415	$—	$(706,938)	$757,477	46,196	—	(22,606)	23,590
Class C	282,045	—	(620,583)	(338,538)	9,082	—	(19,831)	(10,749)
Class D	10,741	—	(157,877)	(147,136)	326	—	(4,997)	(4,671)

Growth Fund
Class A	1,572,166	—	(1,695,110)	(122,944)	199,046	—	(216,026)	(16,980)
Class C	697,262	—	(2,040,399)	(1,343,137)	92,074	—	(270,589)	(178,515)

Income Fund
Class A	14,594,294	469,683	(4,915,444)	10,148,533	1,283,995	41,090	(432,903)	892,182
Class C	10,795,891	1,087,595	(5,449,468)	6,434,018	974,098	97,810	(485,449)	586,459
Institutional Class	1,013,838	13,698	(20,904)	1,006,632	85,776	1,173	(1,800)	85,149

Multiple Index Fund
Class A	699,761	—	(1,353,289)	(653,528)	65,221	—	(132,410)	(67,189)
Class C	685,852	—	(1,854,671)	(1,168,819)	67,033	—	(183,404)	(116,371)

Value Fund
Class A	1,626,890	—	(1,120,822)	506,068	148,786	—	(105,881)	42,905
Class C	561,118	—	(1,149,647)	(588,529)	53,042	—	(109,023)	(55,981)

Master Allocation Fund
Class A	1,415,438	—	(364,636)	1,050,802	60,478	—	(15,772)	44,706
Class L	2,903,640	—	(1,402,256)	1,501,384	126,220	—	(61,020)	65,200

At July 31, 2010, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund	Master Allocation Fund
Class A	$8,398,303	$10,347,493	$24,005,597	$2,713,449	$8,844,337	$4,280,637
Class C	7,776,781	25,812,239	37,570,221	16,433,384	14,271,056	—
Class D	3,906,511	—	—	—	—	—
Class L	—	—	—	—	—	15,932,909
Institutional Class	—	—	1,009,659	—	—	—

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Fund Share Transactions, continued

Share transactions for the period ended January 31, 2010 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	$3,505,164	$12,085	$(1,013,384)	$2,503,865	125,131	375	(36,016)	89,490
Class C	709,856	12,587	(2,860,127)	(2,137,684)	24,965	404	(109,361)	(83,992)
Class D	18,886	16,073	(363,398)	(328,439)	647	505	(12,816)	(11,664)

Growth Fund:
Class A	4,806,914	—	(547,401)	4,259,513	694,058	—	(71,865)	622,193
Class C	731,377	—	(5,512,234)	(4,780,857)	106,131	—	(832,490)	(726,359)

Income Fund:
Class A	11,355,793	306,312	(370,523)	11,291,582	1,046,786	28,462	(34,738)	1,040,510
Class C	10,481,595	1,338,541	(6,034,793)	5,785,343	1,022,261	130,997	(569,417)	583,841

Multiple Index Fund:
Class A	813,349	21,423	(918,128)	(83,356)	77,196	1,930	(86,031)	(6,905)
Class C	1,134,508	19,635	(2,954,959)	(1,800,816)	113,660	1,863	(313,595)	(198,072)

Value Fund:
Class A	2,740,679	15,226	(997,259)	1,758,646	295,645	1,427	(107,956)	189,116
Class C	552,312	24,415	(4,132,223)	(3,555,496)	59,380	2,415	(468,855)	(407,060)

Master Allocation Fund:
Class A	2,662,505	—	(148,822)	2,513,683	143,592	—	(6,461)	137,131
Class L	12,289,153	—	(537,110)	11,752,043	640,976	—	(24,868)	616,108

At January 31, 2010, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund	Master Allocation Fund
Class A	$7,114,125	$9,705,662	$13,255,172	$3,303,307	$7,837,826	$3,034,973
Class C	7,609,959	25,269,121	30,042,167	17,007,811	13,969,120	—
Class D	3,795,022	—	—	—	—	—
Class L	—	—	—	—	—	13,573,745

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Capital Loss Carryovers

At January 31, 2010, the following Funds had capital loss carryovers:

	Capital Loss Carryover	Expiration Year
Capital Income Fund	$1,316,536	2017
	4,329,638	2018
Growth Fund	1,675,663	2017
	16,462,699	2018
Income Fund	124,619	2012
	423,421	2013
	203,998	2014
	94,584	2015
	72,379	2017
	62,312	2018
Multiple Index Fund	1,757,634	2017
	6,034,498	2018
Value Fund	3,169,352	2017
	9,396,185	2018

The capital loss carryovers are available to offset possible future capital gains, if any, of the respective Fund.

8.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2009), or expected to be taken in the Funds’ 2010 tax returns. The Funds identify their major tax jurisdictions as U. S. Federal and Virginia State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

9.	Transactions with Affiliates

The Master Allocation Fund invests in other mutual funds which are managed by the Advisor. Transactions with affiliates during the period ended July 31, 2010 were as follows:

Affiliated Fund Name	Balance of Shares Held 1/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2010	Value 7/31/2010	Dividend Income	Realized Gain (Loss) on Security Transactions
API Capital Income Fund	177,353	35,274	(9,090)	203,537	$6,650,770	$—	$(6,012)
API Growth Fund	708,652	135,327	(29,802)	814,177	6,635,543	—	(6,514)
API Value Fund	526,432	98,296	(21,757)	602,971	6,676,019	—	(3,234)

Total	1,412,437	268,897	(60,649)	1,620,685	$19,962,332	$—	$(15,760)

Expense Examples

API Trust Efficient Frontier Funds

As a shareholder in an API Trust Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2010 to July 31, 2010 (except for the Income Fund Institutional Class which commenced operations on April 1, 2010).

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 7/31/2010	Expenses Paid ** During the Period	Annualized Expense Ratio
Capital Income Fund
Class A				1.67%
Actual	$1,000.00	$1,071.90	$8.58
Hypothetical (5% return before expenses)	1,000.00	1,016.51	8.35
Class C				2.67%
Actual	1,000.00	1,066.30	13.68
Hypothetical (5% return before expenses)	1,000.00	1,011.55	13.32
Class D				2.17%
Actual	1,000.00	1,068.90	11.13
Hypothetical (5% return before expenses)	1,000.00	1,014.03	10.84

Growth Fund
Class A				1.72%
Actual	1,000.00	1,079.50	8.87
Hypothetical (5% return before expenses)	1,000.00	1,016.27	8.60
Class C				2.72%
Actual	1,000.00	1,075.20	14.00
Hypothetical (5% return before expenses)	1,000.00	1,011.31	13.56

Income Fund
Class A				1.68%
Actual	1,000.00	1,070.40	8.62
Hypothetical (5% return before expenses)	1,000.00	1,016.46	8.40
Class C				1.93%
Actual	1,000.00	1,069.30	9.90
Hypothetical (5% return before expenses)	1,000.00	1,015.22	9.64
Institutional Class*				0.93%
Actual	1,000.00	1,013.30	3.13
Hypothetical (5% return before expenses)	1,000.00	1,013.60	3.13

Multiple Index Fund
Class A				1.73%
Actual	1,000.00	1,041.40	8.76
Hypothetical (5% return before expenses)	1,000.00	1,016.22	8.65
Class C				2.73%
Actual	1,000.00	1,036.50	13.78
Hypothetical (5% return before expenses)	1,000.00	1,011.26	13.61

Value Fund
Class A				1.76%
Actual	1,000.00	1,067.80	9.02
Hypothetical (5% return before expenses)	1,000.00	1,016.07	8.80
Class C				2.66%
Actual	1,000.00	1,062.30	13.60
Hypothetical (5% return before expenses)	1,000.00	1,011.60	13.27

Master Allocation Fund
Class A				1.51%
Actual	1,000.00	1,063.70	7.73
Hypothetical (5% return before expenses)	1,000.00	1,017.31	7.55
Class L				2.01%
Actual	1,000.00	1,061.70	10.27
Hypothetical (5% return before expenses)	1,000.00	1,014.83	10.04

*	Commencement of operations was April 1, 2010.

**	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181 for the full period or 122 for the Income Fund Institutional Class which commenced operations on April 1, 2010), and divided by 365.

Approval of Investment Advisory Agreements

The Trust’s Board of Trustees (the “Board”), including the Independent Trustees, approved an investment advisory agreement (each, an “Advisory Agreement”) with respect to each Fund at a meeting held on September 8, 2010. In approving each Advisory Agreement, the Board considered factors it deemed relevant, including: (1) the nature, extent and quality of the services provided to the Funds by the Advisor; (2) the Advisor’s research and investment process, personnel and operations; (3) the Advisor’s financial condition; (4) the level of each Fund’s management fee; (5) the anticipated effect of growth and size on each Fund’s performance and expenses, where applicable; (6) the Advisor’s estimated profitability under the Advisory Agreement; (7) the performance of each Fund as compared to comparable funds and an appropriate benchmark; (8) “fall-out” benefits to the Advisor (i.e., ancillary benefits to be realized by the Advisor from the Advisor’s relationship with the Trust); and (9) possible conflicts of interest.

In this connection, the Board was provided with narrative summaries addressing key factors the Board customarily considers in evaluating the approval of investment management agreements, including an analysis of how performance and fees for each Fund compare to its comparable funds and appropriate benchmarks, as applicable. Each Trustee was also provided with a memorandum discussing the Board’s responsibilities.

At the meeting, a representative from the Advisor presented additional information to help the Board evaluate the Advisor’s fee and other aspects of the Advisory Agreement. Among other things, the representative presented an overview of the Advisor, including its history, track record, investment approach and processes, and personnel. The Board then discussed the written materials that the Board received before the meeting and the Advisor’s oral presentation, and deliberated on the approval of each Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of each Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

The Board, in examining the nature, extent and quality of the services provided by the Advisor to the Funds, recognized the Advisor’s experience in serving as an investment manager and noted that the Advisor has served in that capacity for the Funds for over 20 years. The Board noted the responsibilities that the Advisor has as investment manager to the Funds, including the provision of investment advice to the Funds, oversight of compliance with Fund policies and objectives, oversight of general Fund compliance with applicable law, and the implementation of Board directives as they relate to the Funds. The Board also reviewed information regarding the Advisor’s investment process and the qualifications and experience of each of the portfolio managers who provide services to the Funds. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Advisor.

The Board considered the fees payable by the Funds under each Advisory Agreement. In this connection, the Board evaluated the Advisor’s costs and profitability in serving as investment manager to the Funds, including the costs associated with the research and investment process, personnel, systems and equipment necessary to manage the Funds. The Board considered the information provided and concluded that such profits were not excessive. The Board also examined the fees paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. In comparing each Fund’s management fee schedule, the Board considered the differences in the level of services provided and the differences in responsibility of the Advisor to each Fund. The Board concluded that the advisory fees were the result of arm’s length negotiations, appeared reasonable in light of the services rendered, and were within the range of aggregate advisory fees received by the advisors of the respective comparable funds. In addition, the Board considered whether economies of scale were realized during the current contract period, and whether fee levels reflected such economies of scale.

The Board also noted that the Advisor serves as the administrator and accounting services agent for the Funds, receiving compensation for acting in this capacity, and is responsible for, among other things, coordinating the Trust’s audits, financial statements and tax returns and managing expenses and budgeting for the Trust.

The Board also considered each Fund’s performance compared to benchmark indices and other comparable funds for various trailing periods. The Advisor provided information regarding and led a discussion of factors impacting the performance of the Funds over the past year, focusing on each Fund’s investment approach and general economic factors. In evaluating such information, the Board considered whether the Advisor’s management of the Funds adhered to the stated objectives and strategies of Funds as well as expected diversification and volatility targets. Based on this information, the Board concluded that each Fund’s performance was reasonable as compared to its relevant benchmarks and was satisfied with the investment results that Adviser had been able to achieve for each Fund.

Based on these considerations, the Board, including all of the Independent Trustees, concluded that: (1) the Funds were likely to benefit from the nature, extent and quality of the Advisor’s services based on its investment process, experience, personnel and operations; (2) the Advisor has the resources to provide the services and to carry out its responsibilities under the Advisory Agreement; (3) the Advisor’s compensation with respect to each Fund is fair and reasonable; (4) the performance for each Fund was reasonable in light of the investment objective and strategies and expectations regarding diversification and volatility; and (5) the ancillary benefits to be realized by the Advisor from the Advisor’s relationship with the Funds were reasonable and fair. Based on the foregoing, the Board, including the Independent Trustees, approved the Advisory Agreement for each Fund for another year.

Other Information

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The filed forms may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SHAREHOLDER SERVICES

API Funds

P.O. Box 6110

Indianapolis, IN 46206-6110

(888) 933-8274

For Overnight Deliveries:

API Funds

2960 N. Meridian Street

Suite 300

Indianapolis, IN 46208

EXECUTIVE OFFICES

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street

Philadelphia, Pennsylvania 19103

This report is submitted for the general

information of the shareholders of the Trust.

The report is not authorized for distribution to

prospective investors in the Trust unless preceded

or accompanied by an effective Prospectus.

Distributed by Unified Financial Securities, Inc., Indianapolis, IN, Member FINRA.

www.apitrust.com

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6. Schedule of Investments.

Not applicable. This schedule is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST

Date: October 4, 2010

/s/ David D. Basten
David D. Basten
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 4, 2010

/s/ David D. Basten
David D. Basten
President

Date: October 4, 2010

/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer